SCHEDULE OF DEDUCTIBLE TEMPORARY DIFFERENCE (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Impairment on receivables	¥ 86,034	¥ 505,754
Inventories	16,737	9,841
Accrued expenses and employee benefits	1,085	11,065
Net operating loss carry forwards	132,781	141,890
Total gross deductible temporary difference	236,637	668,550
Less: valuation allowances	(236,637)	(668,550)
Total deductible temporary difference, net of valuation allowance